Inventories	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Inventories

6.        Inventories

Inventories in the consolidated statement of financial position are analysed as follows:

	December 31,
	2020	2019
Lubricants	319	295
Gas cylinders	75	79
Bunkers	854	1,171
Total	1,248	1,545